Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Financial Instruments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Carrying amount [Member]
Assets
Financial assets, at fair value through profit or loss			$ 15,861
Financial assets, at fair value through other comprehensive income	17,513,555	28,547,482	8,360,497
Liabilities
Convertible notes liabilities	2,930,281
Warrant liabilities	2,625,440	33,305	428,025
Fair value [Member]
Assets
Financial assets, at fair value through profit or loss			15,861
Financial assets, at fair value through other comprehensive income	17,513,555	28,547,482	8,360,497
Liabilities
Convertible notes liabilities	2,930,281
Warrant liabilities	$ 2,625,440	$ 33,305	$ 428,025